Go Green Directories, Inc. - (A Development Stage Company) - Balance Sheets (USD $)	Nov. 30, 2012	May 31, 2012
Current Assets
Cash	$ 201	$ 8,299
Total Assets	201	8,299
Liabilities, Current
Accounts Payable	653	4,401
Shareholder loan	20,000	10,000
Total Liabilities	20,653	14,401
Stockholders' Equity (Deficit)
Preferred Stock	0	0
Common Stock	15,100	15,100
Additional Paid in Capital	45,900	45,900
Accumulated deficit during the development stage	(81,452)	(67,102)
Total Stockholders' Equity (deficit)	(20,452)	(6,102)
Total Liabilities and Stockholders' Equity (Deficit)	$ 201	$ 8,299